Note 17 - Earnings Per Share (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends, Preferred Stock, Total	$ 31,068	$ 31,068	$ 31,082